Share-based awards	12 Months Ended
Mar. 31, 2025
Share-Based Payment Arrangement [Abstract]
Share-based awards
8.
Share-based awards
(a)
Share-based awards relating to ordinary shares of the Company

Share-based awards such as RSUs, incentive and non-statutory stock options, restricted shares, dividend equivalents, share appreciation rights and share payments may be granted to any directors, employees and consultants of the Company or affiliated companies under equity incentive plans adopted since the inception of the Company.

The 2014 Post-IPO Equity Incentive Plan (the “2014 Plan”) was adopted in September 2014 and has a ten-year term. No further awards will be granted under the plan as from September 18, 2024. Any shares authorized but unissued under the 2014 Plan will no longer be available for granting. The share-based awards already granted under the 2014 Plan will remain in full force and effect pursuant to the terms and conditions of the 2014 Plan. Eight ordinary shares are issuable upon the vesting or the exercise of one share-based award under the 2014 Plan.

The 2024 Equity Incentive Plan (the “2024 Plan”) and the 2024 Equity Incentive Plan (Existing Shares) (the “2024 Plan (Existing Shares)”) (collectively, the “2024 equity incentive plans”) were adopted in August 2024 and have a ten-year term. As of the adoption date of the 2024 Plan and 2024 Plan (Existing Shares), the number of share-based awards available for grant under the scheme mandates were 483,000,000 and 517,000,000 ordinary shares, respectively. As of March 31, 2025, the number of shares authorized but unissued under the 2024 Plan and 2024 Plan (Existing Shares) were 473,488,465 and 514,066,668 ordinary shares, respectively. One ordinary share is issuable upon the vesting or the exercise of one share-based award under the 2024 equity incentive plans.

RSUs

The 2014 Plan

A summary of the changes in the RSUs relating to ordinary shares granted by the Company under the 2014 Plan during the year ended March 31, 2025 is as follows:

		Weighted-
		average
	Number	grant date
	of RSUs (iii)	fair value
		US$
Awarded and unvested as of April 1, 2024	64,446,461	116.85
Granted	11,553,472	87.51
Vested	(24,683,544)	135.52
Canceled/forfeited	(6,456,911)	105.56
Awarded and unvested as of March 31, 2025 (i)	44,859,478	100.65
Expected to vest as of March 31, 2025 (ii)	39,171,294	102.89

8.
Share-based awards (Continued)
(a)
Share-based awards relating to ordinary shares of the Company (Continued)

RSUs (Continued)

The 2024 equity incentive plans

A summary of the changes in the RSUs relating to ordinary shares granted by the Company under the 2024 equity incentive plans during the year ended March 31, 2025 is as follows:

		Weighted-
		average
	Number	grant date
	of RSUs (iv)	fair value
		HK$
Awarded and unvested as of April 1, 2024	-	-
Granted	10,157,479	123.46
Vested	(76,000)	85.25
Canceled/forfeited	(645,944)	127.06
Awarded and unvested as of March 31, 2025 (i)	9,435,535	123.53
Expected to vest as of March 31, 2025 (ii)	8,309,041	123.73

(i)
No outstanding RSUs will be vested after the expiry of a period of up to ten years from the date of grant.
(ii)
RSUs expected to vest are the result of applying the pre-vesting forfeiture rate assumptions to total outstanding RSUs.
(iii)
Eight ordinary shares are issuable upon the vesting or the exercise of one share-based award under the 2014 Plan.
(iv)
One ordinary share is issuable upon the vesting or the exercise of one share-based award under the 2024 equity incentive plans.

As of March 31, 2025, there were RMB8,641 million of unamortized compensation costs related to all outstanding RSUs, net of expected forfeitures. These amounts are expected to be recognized over a weighted average period of 1.8 years.

During the years ended March 31, 2023, 2024 and 2025, the Company recognized share-based compensation expense of RMB24,410 million, RMB17,734 million and RMB10,772 million, respectively, in connection with the above RSUs.

8.
Share-based awards (Continued)
(a)
Share-based awards relating to ordinary shares of the Company (Continued)

Share options

The 2014 Plan

A summary of the changes in the share options relating to ordinary shares granted by the Company under the 2014 Plan during the year ended March 31, 2025 is as follows:

			Weighted
		Weighted	average
	Number	average	remaining
	of share	exercise	contractual
	options (iii)	price	life
		US$	(in years)
Outstanding as of April 1, 2024	6,834,667	85.77	5.5
Granted	150,000	84.60	7.1
Exercised	(181,000)	26.00	—
Canceled/forfeited	(168,000)	26.00	—
Outstanding as of March 31, 2025	6,635,667	88.89	4.5
Vested and exercisable as of March 31, 2025 (i)	4,475,667	98.65	3.0
Vested and expected to vest as of March 31, 2025 (ii)	6,619,558	89.04	4.5

The 2024 equity incentive plans

A summary of the changes in the share options relating to ordinary shares granted by the Company under the 2024 equity incentive plans during the year ended March 31, 2025 is as follows:

Weighted
		Weighted	average
	Number	average	remaining
	of share	exercise	contractual
	options (iv)	price	life
		HK$	(in years)
Outstanding as of April 1, 2024	—	—	—
Granted	2,933,332	68.00	5.9
Outstanding as of March 31, 2025	2,933,332	68.00	5.9
Vested and exercisable as of March 31, 2025 (i)	—	—	—
Vested and expected to vest as of March 31, 2025 (ii)	2,698,650	68.00	5.9

(i)
No outstanding share options will be vested or exercisable after the expiry of a period of up to twelve and ten years from the date of grant under the 2014 Plan and the 2024 equity incentive plans, respectively.
(ii)
Share options expected to vest are the result of applying the pre-vesting forfeiture rate assumptions to total outstanding share options.
(iii)
Eight ordinary shares are issuable upon the vesting or the exercise of one share-based award under the 2014 Plan.
(iv)
One ordinary share is issuable upon the vesting or the exercise of one share-based award under the 2024 equity incentive plans.

As of March 31, 2025, the aggregate intrinsic value of all outstanding options was RMB2,614 million. As of the same date, the aggregate intrinsic value of options that were vested and exercisable and options that were vested and expected to vest was RMB1,454 million and RMB2,588 million, respectively.

8.
Share-based awards (Continued)
(a)
Share-based awards relating to ordinary shares of the Company (Continued)

Share options (Continued)

During the years ended March 31, 2023, 2024 and 2025, the weighted average grant date fair value of share options granted was nil, US$40.30 and US$73.95, respectively, and the total grant date fair value of options vested during the same years was RMB327 million, RMB238 million and RMB408 million, respectively. During the same years, the aggregate intrinsic value of share options exercised was RMB67 million, RMB382 million and RMB128 million, respectively.

Cash received from option exercises under the share option plans for the years ended March 31, 2023, 2024 and 2025 was RMB8 million, RMB843 million and RMB10 million, respectively.

No share options were granted during the year ended March 31, 2023. The fair value of each option granted during the years ended March 31, 2024 and 2025 is estimated on the measurement date using the Black-Scholes model by applying the assumptions below:

	Year ended March 31,
	2024	2025
Risk-free interest rate (i)	4.50%	3.36% - 4.49%
Expected dividend yield (ii)	0%	0%
Expected life (years) (iii)	6.50	4.45 - 4.75
Expected volatility (iv)	44.80%	48.51% - 49.44%

(i)
Risk-free interest rate is based on the yields of United States Treasury securities with maturities similar to the expected life of the share options in effect on the measurement date.
(ii)
For the share options granted during the years ended March 31, 2024 and 2025, expected dividend yield is nil as the Company decided to pay upon the exercise of such share options in an amount equivalent to the dividends as detailed in Note 30 to the participants.
(iii)
Expected life of share options is based on management’s estimate on timing of exercise of share options.
(iv)
Expected volatility is assumed based on the historical volatility of the Company in the period equal to the expected life of each grant.

As of March 31, 2025, there were RMB547 million of unamortized compensation costs related to these outstanding share options, net of expected forfeitures. These amounts are expected to be recognized over a weighted average period of 2.5 years.

During the years ended March 31, 2023, 2024 and 2025, the Company recognized share-based compensation expense of RMB490 million, RMB240 million and RMB349 million, respectively, in connection with the above share options.

Following the dividends as detailed in Note 30, the Company decided to pay upon vesting of certain RSUs or exercise of certain share options in an amount equivalent to the dividends to the participants. This arrangement has no impact to the classification and vesting condition of the awards.

(b)
Share-based awards relating to Ant Group

Prior to 2023, certain employees of the Company were granted share-based awards by Ant Group and Hangzhou Junhan Equity Investment Partnership (“Junhan”), a major equity holder of Ant Group. These awards tied to the valuation of Ant Group and are settled by respective grantors upon disposal of these awards by the holders, vesting or exercise of these awards, depending on the forms of these awards. In addition, Junhan and Ant Group have the right to repurchase the vested awards (or any underlying equity for the settlement of the vested awards) granted by them, as applicable, from the holders upon an initial public offering of Ant Group or the termination of the holders’ employment with the Company at a price to be determined based on the then fair market value of Ant Group.

8.
Share-based awards (Continued)
(b)
Share-based awards relating to Ant Group (Continued)

For accounting purposes, these awards meet the definition of a financial derivative. The cost relating to these awards is recognized by the Company and the related expense is recognized over the requisite service period in the consolidated income statements with a corresponding credit to additional paid-in capital. Subsequent changes in the fair value of these awards are recorded in the consolidated income statements. The expenses relating to these awards are remeasured at the fair value on each reporting date until their settlement dates. The fair value of the underlying equity is primarily determined based on the contemporaneous valuation report, external information and information obtained from Ant Group.

During the years ended March 31, 2023, 2024 and 2025, the Company recognized expenses of RMB668 million, a net reversal of RMB6,691 million and expenses of RMB4 million, respectively, in respect of the share-based awards relating to Ant Group.

Starting from April 2020, the parties agreed to settle with each other the cost associated with certain share-based awards granted to each other’s employees upon vesting. The settlement amounts under this arrangement depend on the values of Ant Group share-based awards granted to the Company’s employees and the Company’s share-based awards granted to employees of Ant Group, in which the net settlement amount is insignificant to the Company.

Share-based awards relating to ordinary shares of the Company and Ant Group are generally subject to a four-year vesting schedule as determined by the administrator of the plans, or a vesting period of up to ten years for certain management members of the Company.

(c)
Share-based compensation expense by function

	Year ended March 31,
	2023	2024	2025
	RMB	RMB	RMB
	(in millions)
Cost of revenue	5,710	3,012	2,162
Product development expenses	13,514	7,623	6,700
Sales and marketing expenses	3,710	2,265	2,137
General and administrative expenses	7,897	5,646	4,578
	30,831	18,546	15,577